DERIVATIVE INSTRUMENTS (Schedule of Derivative Contracts on Unaudited Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Operating income (expenses)	$ 1,000	$ (51)
Financial income	$ 37	$ 658